Accumulated other comprehensive loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Accumulated other comprehensive loss [Abstract]
Total unrealized gains from hedging financial instruments	$ (1,982)	$ 3,441	$ (2,508)	$ 5,089
Changes in fair value of financial instruments	(1,982)	3,279	(2,662)	4,709
Losses reclassified to income	0	219	154	435
Change in fair value of marketable securities	$ 0	$ (57)	$ 0	$ (55)